Cover	Nov. 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2025
Entity File Number	001-40457
Entity Registrant Name	PSQ Holdings, Inc.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	313 Datura Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	877
Local Phone Number	776-2402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	PSQH.WS
Security Exchange Name	NYSE